Note 2 - Cost of Sales - Components of Cost of Sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cost of Sales [Abstract]
Inventories at the beginning of the year		$ 2,672,593	$ 1,636,673	$ 2,265,880
Increase in inventory due to business combinations				199,589
Decrease in inventory due to sale of subsidiaries			(10,662)
Plus: Charges of the year
Cost of sales raw materials energy consumables and other		5,772,031	3,841,551	1,545,688
Services and fees		293,490	208,472	154,976
Labor cost	[1]	1,160,085	824,071	757,359
Depreciation of property, plant and equipment		465,849	448,843	503,725
Amortization of intangible assets		11,754	7,645	8,121
Depreciation of right-of-use assets		33,244	35,910	40,127
Maintenance expenses		267,294	129,350	107,764
Allowance for obsolescence		24,901	23,296	35,809
Taxes		194,736	40,887	45,162
Other		178,691	98,159	59,790
Cost of sales including discontinued operations		8,402,075	5,647,522	3,458,110
Less: Inventories at the end of the year		(3,986,929)	(2,672,593)	(1,636,673)
Cost of sales		7,087,739	4,611,602	4,087,317
Cost of sales, labor cost severance charges		$ 17,800	$ 12,800	$ 81,300

[1]	For the year ended December 2022, 2021 and 2020, labor cost includes approximately $17.8 million, $12.8 million and $81.3 million respectively of severance indemnities related to the adjustment of the workforce to market conditions.